Details of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Significant Accounts [Line Items]
Summary of Cash and Cash Equivalents
(1)	Cash and cash equivalents

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Cash on hand	$81	$56	$2
Checking and demand deposits	547,232	807,428	26,378
Time deposits	404,400	—	—
	$951,713	$807,484	$26,380

Summary of Accounts Receivable
(2)	Financial assets at amortized cost

	December 31,
Items	2017	2018
Current items:	NT$000	NT$000	US$000
Time deposit with maturity over three months	$—	$307,150	$10,034

Amounts recognized in profit or loss in relation to financial assets at amortized cost are listed below:

	December 31,
Items	2017	2018
	NT$000	NT$000	US$000
Interest income	$—	$380	$12
(3)	Accounts receivable

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Accounts receivable	$26,754	$27,475	$898
Less: Allowance for doubtful accounts	(18,132)	(18,132)	(593)
	$8,622	$9,343	$305

Summary of Ageing Analysis of Accounts Receivables Past Due But Not Impaired
B.	The ageing analysis of accounts receivable is as follows:

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Not past due	$8,622	$9,343	$305
Up to 30 days	—	—	—
31 to 90 days	—	—	—
91 to 180 days	—	—	—
Over 181 days	18,132	18,132	593
	$26,754	$27,475	$898

(d)	The ageing analysis of financial assets that were past due but not impaired is as follows:

December 31, 2017
NT$000
Up to 30 days	$—
31 to 90 days	—
91 to 180 days	—
Over 181 days	—
$—

Summary of Prepayments
(4)	Prepayments

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Net input VAT	$36,103	$40,614	$1,326
Prepaid repair expense	7,042	1,580	52
Prepaid insurance expense	1,068	1,568	51
Prepaid handling charges	1,352	1,294	42
Prepaid rent	301	487	16
Prepaid expense for medical research	1,850	3	1
Prepaid service charges	15,742	—	—
Others	7,942	10,965	358
	$71,400	$56,511	$1,846

Summary of Property, Plant and Equipment	The details of property, plant and equipment are as follows:

	Land	Buildings	Testing equipment	Office equipment	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2017
Cost	$14,962	$29,532	$66,266	$16,235	$100,070	$72,504	$299,569
Accumulated depreciation	—	(4,703)	(34,843)	(9,458)	(30,239)	(41,383)	(120,626)
	$14,962	$24,829	$31,423	$6,777	$69,831	$31,121	$178,943
2017
Opening net book amount	$14,962	$24,829	$31,423	$6,777	$69,831	$31,121	$178,943
Additions	—	—	12,069	2,840	—	1,072	15,981
Disposals	—	—	—	(4)	—	—	(4)
Reclassifications	—	—	(25,390)	—	25,642	(252)	—
Transfer (Note)	—	—	1,256	—	—	—	1,256
Depreciation charges	—	(657)	(4,045)	(3,581)	(20,983)	(12,660)	(41,926)
Net exchange differences	—	—	(376)	20	(1)	(58)	(415)
	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835
At December 31, 2017
Cost	$14,962	$29,532	$40,708	$18,329	$98,170	$73,014	$274,715
Accumulated depreciation	—	(5,360)	(25,771)	(12,277)	(23,681)	(53,791)	(120,880)
	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835

	Land	Buildings	Testing equipment	Office equipment	Leasehold assets	Leasehold improvements	Total
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
At January 1, 2018
Cost	$14,962	$29,532	$40,708	$18,329	$98,170	$73,014	$274,715
Accumulated depreciation	—	(5,360)	(25,771)	(12,277)	(23,681)	(53,791)	(120,880)
	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835
2018
Opening net book amount	$14,962	$24,172	$14,937	$6,052	$74,489	$19,223	$153,835
Additions	—	—	34,802	1,318	—	5,950	42,070
Disposals	—	—	(9)	—	—	—	(9)
Reclassifications	—	—	9,114	1,847	(7,679)	(1,847)	1,435
Transfer (Note)	—	—	143	—	—	—	143
Depreciation charges	—	(656)	(6,143)	(3,157)	(19,840)	(9,519)	(39,315)
Net exchange differences	—	—	87	(4)	—	3	86
	$14,962	$23,516	$52,931	$6,056	$46,970	$13,810	$158,245
At December 31, 2018
Cost	$14,962	$29,532	$82,584	$19,878	$50,013	$77,208	$274,177
Accumulated depreciation	—	(6,016)	(29,653)	(13,822)	(3,043)	(63,398)	(115,932)
	$14,962	$23,516	$52,931	$6,056	$46,970	$13,810	$158,245
At December 31, 2018 (US$000)
Cost	$489	$965	$2,698	$649	$1,634	$2,522	$8,957
Accumulated depreciation	—	(197)	(969)	(451)	(99)	(2,071)	(3,787)
	$489	$768	$1,729	$198	$1,535	$451	$5,170

Summary of Intangible Assets
(6)	Intangible assets

A.The details of intangible assets are as follows:

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2017
Cost	$49,239	$17,589	$66,828
Accumulated amortization	(41,299)	(12,216)	(53,515)
	$7,940	$5,373	$13,313
2017
Opening net book amount	$7,940	$5,373	$13,313
Additions	—	5,706	5,706
Transfers (Note)	—	227	227
Amortization charges	(5,102)	(5,468)	(10,570)
Net exchange differences	(39)	—	(39)
Closing net book amount	$2,799	$5,838	$8,637
At December 31, 2017
Cost	$49,114	$23,522	$72,636
Accumulated amortization	(46,315)	(17,684)	(63,999)
	$2,799	$5,838	$8,637

	Professional technology	Computer software	Total
	NT$000	NT$000	NT$000
At January 1, 2018
Cost	$49,114	$23,522	$72,636
Accumulated amortization	(46,315)	(17,684)	(63,999)
	$2,799	$5,838	$8,637
2018
Opening net book amount	$2,799	$5,838	$8,637
Additions	—	3,537	3,537
Amortization charges	(2,799)	(5,345)	(8,144)
	$—	$4,030	$4,030
At December 31, 2018
Cost	$49,290	$27,058	$76,438
Accumulated amortization	(49,290)	(23,028)	(72,318)
	$—	$4,030	$4,030
At December 31, 2018 (US$000)
Cost	$1,610	$884	$2,494
Accumulated amortization	(1,610)	(753)	(2,363)
	$—	$131	$131

Summary of Amortization Charges of Intangible Assets Recorded in Operating Expenses

C.The details of the amortization charges of intangible assets (recorded in “Operating expenses”) are as follows:

	Years ended December 31,
	2017	2018
	NT$000	NT$000	US$000
General and administrative expenses	$3,001	$2,983	$97
Research and development expenses	7,569	5,161	169
	$10,570	$8,144	$266

Summary of Other Non Current Assets
(7)	Other non-current assets

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Refundable deposits	$27,188	$18,930	$619
Prepaid expense for medical research-non-current	20,000	20,000	653
Prepayments for equipment	923	27,942	913
	$48,111	$66,872	$2,185

Summary of Short Term Borrowings
(8)	Short-term borrowings

Type of borrowings	December 31,
	2017	2018
	NT$000	NT$000	US$000
Bank unsecured borrowings	$46,000	$46,000	$1,503
Interest rate	1.95%~2.10%	1.95% ~2.10%	1.95% ~2.10%
Credit line	$—	$—	$—

Interest expense recognized in profit or loss amounted to NT$942 thousand and NT$942 thousand (US$31 thousand) for the years ended December 31, 2017 and 2018, respectively.

Summary of Other Payables
(9)	Other payables

	December 31,
	2017	2018
	NT$000	NT$000	US$000
Research expenses	$33,742	$97,930	$3,199
Service expenses	9,825	48,137	1,573
Salaries and bonuses	30,539	31,049	1,014
Payables on machinery, equipment and intangible assets	—	3,677	120
Medical research expenses	4,697	2,707	89
Labor and health insurance	2,218	2,191	72
Repair expenses	6,668	676	22
Other accrued expenses	5,852	19,901	650
	$93,541	$206,268	$6,739

Summary of Long Term Borrowings
(10)	Long-term borrowings

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2017
				NT$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 5	$37,750
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 5	32,300
				70,050
Less: Current portion (Shown as “Other current liabilities”)				(3,873)
				$66,177

Type of loans	Borrowing period and repayment term	Interest rate	Collateral	December 31, 2018
				NT$000	US$000
Taiwan Cooperative Bank - secured borrowings	Note 1	1.85%	Note 5	$37,277	$1,218
Taiwan Cooperative Bank - secured borrowings	Note 2	1.85%	Note 5	28,900	944
Cathay Bank - secured borrowings	Note 3 and 4	5.25%	Note 5	368,580	12,041
				434,757	14,203
Less: Current portion (Shown as “Other current liabilities”)				(66,747)	(2,180)
				$368,010	$12,023

Summary of Future Minimum Lease Payments and Present Values

	December 31, 2017
	Total finance lease liabilities	Future finance charges	Present value of finance lease liabilities
	NT$000	NT$000	NT$000
Current
Not later than one year (Note)	$48,466	($466)	$48,000
Non-current
Later than one year but not later than two years (Note)	4,008	(8)	4,000
	$52,474	($474)	$52,000

	December 31, 2018
	Total finance lease liabilities	Future finance charges	Present value of finance lease liabilities
	NT$000	NT$000	NT$000
Current
Not later than one year (Note)	$24,583	($583)	$24,000
Non-current
Later than one year but not later than two years (Note)	24,198	(198)	24,000
	$48,781	($781)	$48,000

	December 31, 2018
	Total finance lease liabilities	Future finance charges	Present value of finance lease liabilities
	US$000	US$000	US$000
Current
Not later than one year (Note)	$803	($19)	$784
Non-current
Later than one year but not later than two years (Note)	791	(7)	784
	$1,594	($26)	$1,568

Summary of Amounts Recognized in Balance Sheet	The amounts recognized in the balance sheet are as follows:
	December 31,
	2017	2018
	NT$000	NT$000	US$000
Present value of defined benefit obligations	$6,421	$7,064	$231
Fair value of plan assets	(1,319)	(1,560)	(51)
Net defined benefit liability	$5,102	$5,504	$180

Summary of Net Defined benefit Liabilities	Movements in net defined benefit liabilities are as follows:
Year ended December 31, 2017	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$6,141	($1,086)	$5,055
Current service cost	59	—	59
Interest expense / income	105	(18)	87
	6,305	(1,104)	5,201
Remeasurements:
Change in financial assumptions	312	—	312
Experience adjustments	(196)	8	(188)
	116	8	124
Pension fund contribution	—	(223)	(223)
Balance at December 31	$6,421	($1,319)	$5,102

Year ended December 31, 2018	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
Balance at January 1	$6,421	($1,319)	$5,102
Interest expense / income	83	(17)	66
	6,504	(1,336)	5,168
Remeasurements:
Change in financial assumptions	162	—	162
Experience adjustments	398	(33)	365
	560	(33)	527
Pension fund contribution	—	(191)	(191)
Balance at December 31	$7,064	($1,560)	$5,504
Balance at December 31 (US$000)	$231	($51)	$180

Summary of Principal Actuarial Assumptions	The principal actuarial assumptions used were as follows:
	Years ended December 31,
	2017	2018
Discount rate	1.30%	1.10%
Future salary increases	2.00%	2.00%

Sensitivity Analysis of Actuarial Assumption	The sensitivity analysis is as follows:

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2017
Effect on present value of defined benefit obligations	($197)	$205	$186	($181)

	Discount rate		Future salary increases
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2018
Effect on present value of defined benefit obligations	($201)	$209	$189	($183)
December 31, 2018 (US$000)
Effect on present value of defined benefit obligation	($7)	$7	$6	($6)

Summary of Analysis of Timing of Future Pension Payment	The analysis of timing of the future pension payment is as follows:
	NT$000	US$000
Within 1 year	$—	$—
1-2 year(s)	—	—
2-5 years	462	15
6-10 years	2,753	90
	$3,215	$105

Summary of Equity-Settled Share-Based Payment Arrangements	For the years ended December 31, 2016, 2017, and 2018 the Company’s equity-settled share-based payment arrangements are as follows:
Type of arrangement	Grant date	Quantity granted (in thousands)	Contract period	Vesting conditions
Employee stock options	2012.05.08	62.8	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2013.11.14	883.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.03.20	153.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2014.08.15	82.3	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.02.26	1,102.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.04.30	16.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.05.04	35.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.07.30	50.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2015.10.29	180.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.02.25	1,391.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.08.11	140.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2016.11.03	73.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.06.29	1,320.0	5 years	Gradually vested after 2 year service (Note 1)
Employee stock options	2018.07.02	65.0	5 years	Gradually vested after 2 year service (Note 1)
Restricted stocks to employees(Note 2)	2014.08.15	307.0	3 years	Service and performance (Note 3)
Restricted stocks to employees(Note 2)	2014.11.14	43.0	3 years	Service and performance (Note 3)
Restricted stocks to employees(Note 2)	2017.11.16	500.0	3 years	(Note 4)
Restricted stocks to employees(Note 2)	2018.07.02	50.0	3 years	(Note 4)

Summary of Employee Stock Options	Employee stock options
	2016
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	3,148	$267
Options granted	1,800	155
Options exercised	(145)	42
Options forfeited	(635)	237
Options outstanding at end of the year	4,168	231
Options exercisable at end of the year	901	338
Options permitted but not yet granted at end of the year	—

	2017
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)
Options outstanding at beginning of the year	4,168	$231
Options forfeited	(655)	189
Options outstanding at end of the year	3,513	239
Options exercisable at end of the year	1,844	301
Options permitted but not yet granted at end of the year	—

	2018
Stock options	No. of units (in thousands)	Weighted-average exercise price (in NT dollars)	Weighted-average exercise price (in US dollars)
Options outstanding at beginning of the year	3,513	$239	$8
Options granted	1,385	101	3
Options expired	(831)	379	12
Options forfeited	(338)	196	6
Options outstanding at end of the year	3,729	152	5
Options exercisable at end of the year	1,957	188	6
Options permitted but not yet granted at end of the year	415

Summary of Restricted Stocks to Employees	Restricted stocks to employees
	2016	2017	2018
	Shares (in thousands)	Shares (in thousands)	Shares (in thousands)
At January 1	204	111	500
Granted for the year (Note 1)	—	500	50
Expired for the year (Note 2)	(26)	(31)	(35)
Vested/restrictions removed for the year	(67)	(80)	(93)
At December 31	111	500	422

Expiry Date and Exercise Price of Stock Options Outstanding	The expiry date and exercise price of stock options outstanding at the balance sheet dates are as follows:
		December 31, 2017
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
NT$			NT$		NT$
$379	831	0.87	$379	831	$379
272	150	1.22	272	142	272
206	60	1.62	206	51	206
246.5	955	2.16	246.5	688	246.5
225	16	2.33	225	11	225
225	35	2.34	225	23	225
148	38	2.58	148	23	148
141	138	2.83	141	75	141
159	1,148	3.15	159	—	—
128.5	69	3.61	128.5	—	—
122	73	3.84	122	—	—
	3,513			1,844

		December 31, 2018
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
NT$			NT$		NT$
$249.7	119	0.22	$249.7	119	$249.7
191.7	52	0.62	191.7	52	191.7
227.3	820	1.16	227.3	787	227.3
208.4	15	1.33	208.4	14	208.4
208.4	35	1.34	208.4	31	208.4
140.8	38	1.58	140.8	33	140.8
134.7	138	1.83	134.7	109	134.7
150.5	1,063	2.15	150.5	758	150.5
123.7	28	2.61	123.7	16	123.7
118.0	61	2.84	118.0	38	118.0
99.2	1,295	4.49	99.2	—	—
101.2	65	4.50	101.2	—	—
	3,729			1,957

		December 31, 2018
		Options outstanding at end of year		Options exercisable at end of year
Exercise price (in dollars)	Quantity (in thousands)	Remaining contractual life (years)	Exercise price (in dollars)	Quantity (in thousands)	Exercise price (in dollars)
US$			US$		US$
$8.16	119	0.22	$8.16	119	8.16
6.26	52	0.62	6.26	52	6.26
7.43	820	1.16	7.43	787	7.43
6.81	15	1.33	6.81	14	6.81
6.81	35	1.34	6.81	31	6.81
4.60	38	1.58	4.60	33	4.60
4.40	138	1.83	4.40	109	4.40
4.92	1,063	2.15	4.92	758	4.92
4.04	28	2.61	4.04	16	4.04
3.85	61	2.84	3.85	38	3.85
3.24	1,295	4.49	3.24	—	—
3.31	65	4.50	3.31	—
	3,729			1,957

Summary of Expenses Incurred on Share-based Payment Transactions	Expenses incurred on share-based payment transactions are shown below:
	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Equity-settled	$100,573	$57,149	$41,386	$1,352

Summary of Provisions Decommissioning Liabilities	Provisions (decommissioning liabilities)
2018
NT$000
At January 1	$6,922
Used during the year	—
At December 31	$6,922
At December 31 (US$000)	$226

Summary of Analysis of Total Provisions	Analysis of total provisions is shown below:

	December 31, 2017	December 31, 2018
	NT$000	NT$000	US$000
Non-current	$6,922	$6,922	$226

Summary of Movements In Common Shares Outstanding	Movements in the number of the Company’s common shares outstanding are as follows (Unit: thousand shares):
Schedule of Reason for Share Repurchase and Movements in Number of Treasury Stock	Reason for share repurchase and movements in the number of the Company’s treasury stock are as follows:

	2016
Reason for repurchase	January 1	Additions	Disposal	December 31
To be reissued to employees
—Number of shares (in thousands)	276	—	(276)	—
—Carrying amount (NT$000)	$36,893	$—	$(36,893)	$—

Summary of Operating Revenue	Operating revenue
	Years ended December 31, 2018
	NT$000	US$000
Revenue from contracts with customers	$62,324	$2,036

B.	The revenue recognized by using previous accounting policies for the years ended December 31, 2016 and 2017 are as follows:

	2016	2017
	NT$000	NT$000
Royalty revenue	$40,571	$49,635
Co-development revenue	1,103	—
	$41,674	$49,635

Summary of Other Income and Expenses	Other income and expenses

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Government subsidy income (Note 1 and 2)	$1,810	$14,206	$21,100	$689
Others	3,765	6,942	5,128	168
	$5,575	$21,148	$26,228	$857

Summary of Other Gains and Losses	Other gains and losses
	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Net currency exchange gain (loss)	$417	$2,632	$(2,986)	$(97)
Gain on disposal of property, plant and equipment	—	20	1,478	48
	$417	$2,652	$(1,508)	$(49)

Summary of Finance Costs	Finance costs
	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Bank borrowings	$2,376	$2,255	$9,379	$306
Financial lease liabilities	564	1,130	507	17
	$2,940	$3,385	$9,886	$323

Summary of Expenses by Nature	Expenses by nature (Shown as operating expenses)

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Employee benefit expenses	$346,111	$323,991	$314,655	$10,280
Depreciation charges	$63,571	$41,926	$39,315	$1,284
Amortization charges	$11,668	$10,570	$8,144	$266

Summary of Employee Benefit Expenses	Employee benefit expenses

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Wages and salaries	$207,591	$225,633	$234,735	$7,669
Share-based payment compensation costs	100,573	57,149	41,386	1,352
Labor and health insurance fees	17,194	19,117	19,026	621
Pension costs	9,369	10,245	10,396	340
Other personnel expenses	11,384	11,847	9,112	298
	$346,111	$323,991	$314,655	$10,280

Summary of Components of Income Tax Expense	Components of income tax expense:

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Current income tax:
Current income tax on profits for the year	$535	$735	$538	$17
Prior year income tax underestimation	117	133	329	11
Total current income tax	652	868	867	28
Deferred income tax:
Origination and reversal of temporary differences	(89)	83	—	—
	$563	$951	$867	$28

Summary of Reconciliation Between Income Tax Expense and Accounting Profit
B.	Reconciliation between income tax expense and accounting profit:

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Tax calculated based on profit (loss) before tax and statutory tax rate (Note)	($140,038)	($148,412)	($180,141)	($5,885)
Effect of different tax rates in countries in which the group operates	439	573	300	10
Tax effect of amounts which are not (taxable) deductible in calculating taxable income	(89)	83	—	—
Taxable loss not recognized as deferred tax assets	140,134	148,574	180,379	5,892
Prior year income tax underestimation	117	133	329	11
Income tax expense	$563	$951	$867	$28

Summary of Deferred Income Tax Assets or Liabilities as a Result of Temporary Differences	Amounts of deferred income tax assets or liabilities as a result of temporary differences are as follows:

	2016
Reason for reacquisition	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$75	$89	$—	$—	$164

	2017
Reason for reacquisition	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$164	($83)	$—	$—	$81

	2018
Reason for reacquisition	January 1	Recognized in profit or loss	Recognized in other comprehensive income	Recognized in equity	December 31	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000	US$000
Temporary differences:
—Deferred income tax assets:
Unrealized expenses	$81	$—	($2)	$—	$79	$3

Details of Investment Tax Credits and Unrecognized Deferred Tax Assets	Details of investment tax credits and unrecognized deferred tax assets are as follows:
	December 31, 2017
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$307,403	$307,403	Note
Employees’ development and training	72	72	Note

	December 31, 2018
	Unused credits	Unrecognized deferred income tax assets	Final year tax credits are due
	NT$000	NT$000
Qualifying items
Research and development expenditure	$358,394	$358,394	Note
Employees’ development and training	72	72	Note

	December 31, 2018
	Unused tax credits	Unrecognized deferred income tax assets	Final year tax credits are due
	US$000	US$000
Qualifying items
Research and development expenditure	$11,708	$11,708	Note
Employees’ development and training	2	2	Note

Summary of the Amounts of Deductible Temporary Differences That were Not Recognized as Deferred Income Tax Assets	The amounts of deductible temporary differences that were not recognized as deferred income tax assets are as follows:
	December 31,
	2017	2018
	NT$000	NT$000	US$000
Deductible temporary differences	$104,865	$85,337	$2,788

Summary of Loss Per Share	Loss per share

	Year ended December 31, 2016
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($824,316)	55,361	($14.89)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($824,316)	55,361	($14.89)

	Year ended December 31, 2017
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($873,962)	55,489	($15.75)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($873,962)	55,489	($15.75)

	Year ended December 31, 2018
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	NT$000		NT$
Basic loss per share
Loss attributable to common shareholders of the Company	($901,574)	62,719	($14.37)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($901,574)	62,719	($14.37)

	Year ended December 31, 2018
	Amount after tax	Weighted average number of common shares outstanding (in thousands of shares)	Loss per share (in dollars)
	US$000		UST$
Basic loss per share
Loss attributable to common shareholders of the Company	($29,454)	62,719	($0.47)
Dilutive effect of common shares equivalents:
Employees’ stock options	—	(Note)
Restricted stocks	—	(Note)
Diluted loss per share
Loss attributable to common shareholders of the Company plus assumed conversion of all dilutive potential common shares	($29,454)	62,719	($0.47)

Summary of Investing Activities with Partial Cash Payments	Investing activities with partial cash payments

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Acquisition of property, plant and equipment (including transfers)	$20,497	$17,237	$42,213	$1,379
Add: Opening balance of payables on machinery, equipment, and intangible assets	3,826	1,229	—	—
Ending balance of prepayments for equipment	1,483	923	27,942	913
Opening balance of prepayments for equipment being transferred to other expenses	—	—	780	25
Opening balance of prepayments for equipment being transferred to intangible assets	71	227	—	—
Less: Ending balance of payables on machinery, equipment, and intangible assets	(1,229)	—	(3,303)	(108)
Opening balance of prepayments for equipment	(71)	(1,483)	(923)	(30)
Provisions	(3,150)	—	—	—
Cash paid	$21,427	$18,133	$66,709	$2,179

	Years ended December 31,
	2016	2017	2018
	NT$000	NT$000	NT$000	US$000
Acquisition of intangible assets (including transfers)	$6,126	$5,933	$3,537	$115
Add: Opening balance of payable on machinery, equipment, and intangible assets	84	1,495	—	—
Less: Ending balance of payables on machinery, equipment, and intangible assets	(1,495)	—	(374)	(12)
Opening balance of prepayments for equipment	(71)	(227)	—	—
Cash paid	$4,644	$7,201	$3,163	$103

Changes in Liabilities from Financing Activities

	2017
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$71,750	$50,500	$168,250
Changes in cash flow from financing activities	—	(1,700)	1,500	(200)
At December 31	$46,000	$70,050	$52,000	$168,050

	2018
	Short-term borrowings	Long-term borrowings (including current portion)	Financial lease liabilities (including current portion)	Liabilities from financing activities
	NT$000	NT$000	NT$000	NT$000
At January 1	$46,000	$70,050	$52,000	$168,050
Changes in cash flow from financing activities	—	364,107	(4,000)	360,107
Net exchange differences	—	600	—	600
At December 31	$46,000	$434,757	$48,000	$528,757
At December 31 (US$000)	$1,503	$14,203	$1,568	$17,274

Unrecognized Unused Tax Losses
Disclosure Of Significant Accounts [Line Items]
Summary of Expiration Dates of Unused Loss Carryforward and Amounts of Unrecognized Deductible Amounts	Expiration dates of unused loss carryforward and amounts of unrecognized deductible amounts of the Company are as follows:

	December 31, 2017
Year incurred	Amount filed / assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2008	$200,442	$200,442	$200,442	2018
2009	136,642	136,642	136,642	2019
2010	196,215	196,215	196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	869,479	869,479	869,479	2027
	$4,285,913	$4,285,913	$4,285,913

	December 31, 2018
Year incurred	Amount filed / assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	NT$000	NT$000	NT$000
2009	$136,642	$136,642	$136,642	2019
2010	196,215	196,215	196,215	2020
2011	212,903	212,903	212,903	2021
2012	187,946	187,946	187,946	2022
2013	407,816	407,816	407,816	2023
2014	632,283	632,283	632,283	2024
2015	649,799	649,799	649,799	2025
2016	792,388	792,388	792,388	2026
2017	832,622	832,622	832,622	2027
2018	918,113	918,113	918,113	2028
	$4,966,727	$4,966,727	$4,966,727

	December 31, 2018
Year incurred	Amount filed / assessed	Unused amount	Unrecognized amount (Note)	Expiry year
	US$000	US$000	US$000
2009	$4,464	$4,464	$4,464	2019
2010	6,410	6,410	6,410	2020
2011	6,955	6,955	6,955	2021
2012	6,140	6,140	6,140	2022
2013	13,323	13,323	13,323	2023
2014	20,656	20,656	20,656	2024
2015	21,228	21,228	21,228	2025
2016	25,887	25,887	25,887	2026
2017	27,201	27,201	27,201	2027
2018	29,994	29,994	29,994	2028
	$162,258	$162,258	$162,258

Employee Stock Options
Disclosure Of Significant Accounts [Line Items]
Summary of Fair Value of Stock Measured Using Black-Scholes Option-pricing Model	The fair value of stock options granted on grant date is measured using the Black-Scholes option-pricing model. Relevant information is as follows:

Employee stock options

Grant date	June 29, 2018	July 2, 2018
Dividend yield	—	—
Expected volatility	43.59%~44.04%	43.60%~44.03
Risk-free interest rate	0.65%~0.69%	0.65%~0.70%
Expected life (years)	3.5~4.5	3.5~4.5
Per share exercise price (in NT dollars)	$ 100.5 (US$3.28 dollars)	$ 102.5 (US$3.35 dollars)
Weighted average stock options fair value (in NT dollars)	$ 33~37 (US$1.1~1.2 dollars)	$ 33~38 (US$1.1~1.2 dollars)